CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class A [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning Balance at Jan. 04, 2021	$ 0		$ 0	$ 0	$ 0	$ 0
Issuance of Class B common stock to Sponsor	25,000		$ 575		24,425	0
Beginning Balance, Shares at Jan. 04, 2021			0	0
Issuance of Class B common stock to Sponsor, Shares			5,750,000
Net loss	(1,000)		$ 0		0	(1,000)
Ending Balance at Mar. 31, 2021	24,000		$ 575	$ 0	24,425	(1,000)
Ending Balance, Shares at Mar. 31, 2021			5,750,000	0
Beginning Balance at Jan. 04, 2021	0		$ 0	$ 0	0	0
Beginning Balance, Shares at Jan. 04, 2021			0	0
Proceeds allocated to Public Warrants		$ 12,492,109
Allocated value of transaction costs to warrants	737,120
Net loss	(1,954,091)
Ending Balance at Dec. 31, 2021	(8,423,597)		$ 570	$ 0	0	(8,424,167)
Ending Balance, Shares at Dec. 31, 2021			5,701,967	0
Beginning Balance at Mar. 31, 2021	24,000		$ 575	$ 0	24,425	(1,000)
Beginning Balance, Shares at Mar. 31, 2021			5,750,000	0
Net loss	1		$ 0		0	1
Ending Balance at Jun. 30, 2021	24,001		$ 575		24,425	(999)
Ending Balance, Shares at Jun. 30, 2021			5,750,000
Sale of 20,000,000 Units, net of underwriting discounts and offering expenses	0		$ 0		0	0
Proceeds allocated to Public Warrants	12,492,109		0		12,492,109	0
Allocated value of transaction costs to warrants	(737,120)		0		(737,120)	0
Adjustment of carrying value to initial redemption value	(28,232,249)		0		(21,762,173)	(6,470,076)
Sale of 9,000,000 Private Placement Warrants	9,982,754		0		9,982,754	0
Forfeiture of Founder Shares	0		$ (5)		5	0
Forfeiture of Founder Shares, Shares			(48,033)
Net loss	(690,854)		$ 0		0	(690,854)
Ending Balance at Sep. 30, 2021	(7,161,359)		$ 570		0	(7,161,929)
Ending Balance, Shares at Sep. 30, 2021			5,701,967
Net loss	(1,262,238)		$ 0		0	(1,262,238)
Ending Balance at Dec. 31, 2021	(8,423,597)		$ 570	$ 0	0	(8,424,167)
Ending Balance, Shares at Dec. 31, 2021			5,701,967	0
Proceeds allocated to Public Warrants		$ (12,492,109)
Net loss	(1,179,868)		$ 0		0	(1,179,868)
Ending Balance at Mar. 31, 2022	$ (9,603,465)		$ 570	$ 0	$ 0	$ (9,604,035)
Ending Balance, Shares at Mar. 31, 2022			5,701,967	0